Employee Benefit Plans (Unfunded) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Employee Benefit Plans (Unfunded) [Line Items]
Contributions made to provident fund	$ 98,424	$ 137,458	$ 317,248	$ 510,853	$ 622,401	$ 572,044